Warrant Liability - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Warrants issued	922,464
Percentage of ordinary share capital	1.30%
Fair value of warrants granted during prior period	£ 1,667,354
Fair value of the warrants at grant	£ 1,005,613	£ 1,346,484
Warrants issued on August 21, 2017 [member]
Disclosure of classes of share capital [line items]
Warrants issued	363,156
Exercise price	£ 3.029
Exercise date	Aug. 07, 2027
Warrants issued on December 29, 2017 [member]
Disclosure of classes of share capital [line items]
Warrants issued	333,334
Exercise price	£ 3.30
Exercise date	Aug. 07, 2027
Warrants issued on October 1, 2018 [member]
Disclosure of classes of share capital [line items]
Warrants issued	225,974
Exercise price	£ 2.31
Exercise date	Oct. 01, 2028